SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 2,525,878	$ 848,821
Compliance fees	525,074	289,238
Business development	1,003,381	257,273
General freight	473,497	139,627
Subscription, Membership & IT Support	525,803	298,140
General office	829,900	454,785
Office and Miscellaneous Expenses	$ 5,883,533	$ 2,287,884